UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

______________ to ______________

Date of Report (Date of earliest event reported) ___________________

Commission File Number of securitizer: ___________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

_X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2019-R2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Rob Colligan, (212) 626-2300
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1 for the related information.

Item 3. Exhibit

99.1        Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Narrative

Schedule 2 – Report Set

Schedule 3 – Exception Report

Schedule 4 – Grading Report

Schedule 5 – Data Compare Report

Schedule 6 – Pay History Report

Schedule 7 – Title Diligence Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Funding Depositor LLC (Securitizer)

Date: September 30, 2019	By:	/s/ Rob Colligan
Name: Rob Colligan Title: Vice President

EXHIBIT INDEX

99.1        Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Narrative

Schedule 2 – Report Set

Schedule 3 – Exception Report

Schedule 4 – Grading Report

Schedule 5 – Data Compare Report

Schedule 6 – Pay History Report

Schedule 7 – Title Diligence Report